COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
28.	COMMITMENTS AND CONTINGENCIES

Purchase commitment

As of December 31, 2023, the Group has future minimum purchase commitment related to the purchase of vehicles, research and development services and other operating expenses. Total purchase obligations contracted but not yet reflected in the consolidated and combined financial statements as of December 31, 2023 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	179,490	2,511	182,001

Capital commitment

Total capital expenditures contracted but not yet reflected in the consolidated and combined financial statements as of December 31, 2023 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment(i)	59,304	264	59,568
(i)	Represents the capital commitment on the construction of the Group’s corporate buildings, leasehold improvements,molds and tooling.

CIK 0001841024 L Catterton Asia Acquisition Corp
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement signed on the effective date of the IPO. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-up period, which occurs (i) in the case of the Founder Shares, and (ii) in the case of the Private Placement Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statement.

Underwriting Agreement

The Company granted the underwriters a 45-day option from March 15, 2021 to purchase up to an additional 3,750,000 Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On March 24, 2021, the Underwriters partially exercised the over-allotment option and purchased an additional 3,650,874 Over-Allotment Units. The underwriters did not exercise their remaining option, which expired on April 24, 2021.

On March 15, 2021, the Company paid an underwriting discount of $5,000,000, and on March 24, 2021, the Company paid an additional underwriting discount of $730,175 for over-allotment units sold. Additionally, the underwriters are entitled to a deferred fee of $10,027,806. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In connection with the Merger Agreement executed on January 31, 2023, the Company and Credit Suisse Securities (USA) LLC (the “Underwriter”), entered into a letter agreement, pursuant to which the deferred underwriting fee payable to the Underwriter under the Underwriting Agreement, dated March 10, 2021, is amended. In the event the Merger Agreement is consummated, the aggregate amount of the deferred underwriter fee that the Underwriter is entitled to shall be equal to the greater of (a) $5,000,000 and (b) 3.5% of the cash amounts in the Trust Account immediately prior to the closing as defined in the Merger Agreement. As a result, the Company recorded a reduction in the deferred underwriter fee to reflect a deferred underwriter fee equivalent to 3.5% of the value of the Trust Account as of the balance sheet date. The reduction in deferred underwriter fee is recorded in the statement of operations and statement of changes in shareholders’ deficit.

On October 16, 2023, the Company and the Underwriter terminated the letter agreement effective immediately. The Underwriter also waived its entitlement to payment of the deferred discount and therefore no longer payable in the event that the Company completes as Business Combination. As a result, the Company recorded a reduction in the deferred underwriter fee to reflect the termination of the letter agreement. The reduction in deferred underwriter fee is recorded in the statement of operations and statement of changes in shareholders’ deficit.

Merger Agreement

On January 31, 2023, the Company, Lotus Tech, Merger Sub 1, and Merger Sub 2 entered into the Merger Agreement, pursuant to which, among other things, (i) Merger Sub 1 will merge with and into the Company (the “First Merger”), with the Company surviving the First Merger as a wholly owned subsidiary of Lotus Tech (the surviving entity of the First Merger, “Surviving Entity 1”), and (ii) immediately following the consummation of the First Merger, Surviving Entity 1 will merge with and into Merger Sub 2 (the “Second Merger”, and together with the First Merger, collectively, the “Mergers”), with Merger Sub 2 surviving the Second Merger as a wholly owned subsidiary of Lotus Tech (the transactions contemplated by the Merger Agreement, including the Mergers, collectively, the “Business Combination”).

On October 11, 2023, the Company, Lotus Tech, Merger Sub 1 and Merger Sub 2 entered into the First Amended and Restated Agreement and Plan of Merger (the “Amended Merger Agreement”), pursuant to which the Original Merger Agreement was amended and restated to provide, among other things, that Lotus Tech shall cause a sponsored American depositary share facility to be established with a reputable depositary bank reasonably acceptable to the Company (the “Depositary Bank”) for the purpose of issuing and distributing the American depositary shares of the Lotus Tech (the “Lotus Tech ADSs”), each duly and validly issued against the deposit of one (1) underlying ordinary share of the Lotus Tech, par value $0.00001 per share (the “Lotus Tech Ordinary Share”) deposited with the Depositary Bank in accordance with the deposit agreement to be entered into between the Lotus Tech and the Depositary Bank.

Pursuant to the Amended Merger Agreement, immediately prior to the effective time of the First Merger (the “First Effective Time”), each Class B ordinary share, par value $0.0001 per share, of the Company (each, a “Class B Ordinary Share”) shall be automatically converted into one Class A ordinary share, par value $0.0001 per share, of the Company (each, a “Class A Ordinary Share”, together with Class B Ordinary Share, collectively, “Company Shares”) (such automatic conversion, the “Company Class B Conversion”) and shall no longer be issued and outstanding and shall be cancelled. In addition, at the First Effective Time: (i) each of the Company’s units (“Units”) (each consisting of one Class A Ordinary Share and one-third of a Warrant (as defined below)) issued and outstanding immediately prior to the First Effective Time shall be automatically detached and the holder thereof shall be deemed to hold one Class A Ordinary Share and one-third of a Warrant in accordance with the terms of the applicable Unit (the “Unit Separation”); provided that no fractional Warrant shall be issued in connection with the Unit Separation such that if a holder of such Units would be entitled to receive a fractional Warrant upon the Unit Separation, the number of Warrants to be issued to such holder upon the Unit Separation will be rounded down to the nearest whole number of Warrants; (ii) immediately following the Unit Separation, each Class A Ordinary Share (including Class A Ordinary Shares (a) issued in connection with the Class B Conversion and (b) held as a result of the Unit Separation) issued and outstanding immediately prior to the First Effective Time (other than treasury shares held by the Company or any of its subsidiaries (if applicable), Company Shares that are held by the Company’s shareholders that validly exercise their redemption rights, Company Shares that are held by the Company shareholders that exercise and perfect their relevant dissenters’ rights and Company Shares that are held by the Founder Shareholders (as defined below)) shall automatically be cancelled and cease to exist in exchange for the right to receive one Lotus Tech ADS; (iii) each Company Share issued and outstanding immediately prior to the First Effective Time held by the Founder Shareholders shall automatically be cancelled and cease to exist in exchange for the right to receive one Lotus Tech Ordinary Share; and (iv) each warrant issued by the Company to acquire Class A Ordinary Shares (each, a “Warrant”) (including the Warrants held a result of the Unit Separation) outstanding immediately prior to the First Effective Time shall cease to be a warrant with respect to Company Shares and be assumed by Lotus Tech and converted into a warrant to purchase one Lotus Tech Ordinary Share in the form of Lotus Tech ADS (each, a “Lotus Tech Warrant”), subject to substantially the same terms and conditions as were applicable to Warrants prior to the First Effective Time.

The Business Combination

Pursuant to the Merger Agreement, Lotus Tech’s current share structure shall be recapitalized such that its preferred shares, ordinary shares and options shall be redesignated into ordinary shares subject to a recapitalization factor that is determined by dividing the Price per Share by $10.00. “Price per Share” is defined in the Merger Agreement as the amount equal to $5,500,000,000 divided by such amount equal to (i) the aggregate number of shares of Lotus Tech (a) that are issued and outstanding immediately prior to the Recapitalization, (b) that are issuable upon the exercise, exchange or conversion of all options and other equity securities of Lotus Tech that are issued and outstanding immediately prior to the recapitalization (whether or not then vested or exercisable, as applicable, and subject to certain exclusions) minus (ii) shares of Lotus Tech held by Lotus Tech or any of its subsidiaries (if applicable) as treasury shares.

Additionally, (i) all of the Company’s Class B ordinary shares issued and outstanding shall convert to Class A ordinary shares and shall be cancelled and cease to exist with each holder entitled to receive one newly issued Lotus Tech ordinary share; (ii) any of the Company’s outstanding units consisting of one Class A ordinary share and one-third of a public warrant shall automatically detach and the Class A ordinary shares shall be cancelled and cease to exist with each holder entitled to receive one newly issued Lotus Tech Ordinary Share and (iii) each warrant issued by the Company to acquire Class A ordinary shares (including the public warrants held a result of the unit separation) shall cease to be a warrant with respect to Company shares and be assumed by Lotus Tech and converted into a warrant to purchase one Lotus Tech Ordinary Share, subject to substantially the same terms and conditions prior to the Mergers.

Sponsor Support Agreement

Concurrently with the execution of the Merger Agreement, the Company, the Sponsor, certain shareholders of the Company (together with Sponsor, collectively, the “Founder Shareholders”) and Louts Tech entered into a sponsor support agreement (the “Sponsor Support Agreement”), pursuant to which each Founder Shareholder has agreed to (i) to vote in favor of the Transactions and the other transaction proposals; (ii) to waive anti-dilution rights it held in respect of the Company’s Class B Shares under the Amended and Restated Memorandum and Articles of Association of the Company, (iii) to appear at the extraordinary general meeting for purposes of constituting a quorum, (iv) to vote against any proposals that would materially impede the transactions; (v) to appoint Lotus Tech as the Founder Shareholders’ proxy and attorney-in-fact with respect to approval of the Transactions; (vi) not to redeem any Company shares held by such Founder Shareholder, (vii) not to transfer any shares during an agreed lock-up period, and (viii) to unconditionally and irrevocably waive the dissenters’ rights pursuant to the applicable laws in connection with the transactions and the Merger Agreement.

Our Sponsor also agreed to use commercially reasonable efforts to (i) cause certain affiliates of Sponsor as may be approved by Lotus Tech from time to time to participate in the PIPE Financing, and (ii) facilitate discussions between Lotus Tech and other entities which may help facilitate product development, marketing, customer engagement, retail space, and technology infrastructure development. For each dollar committed by the Sponsor or its affiliates as part of the PIPE Financing and approved by Lotus Tech, one Lotus Tech Warrant held by Sponsor immediately prior to the Mergers will not be subject to the lock-up restrictions under the Sponsor Support.

Our Sponsor also agreed that some of the Class B Ordinary Shares it held as of the date of the Sponsor Support Agreement will be subject to forfeiture and earn-out restrictions pursuant to the Sponsor Support Agreement. Specifically, 20% of the Class B ordinary shares held by our Sponsor will be forfeited unless certain affiliates of Sponsor as may be approved by Lotus Tech participate in the PIPE Financing, and another 10% of Class B ordinary shares held by our Sponsor are subject to forfeiture until the commencement or official announcement of any business collaborations facilitated by Sponsor or Sponsor’s affiliates between Lotus Tech or its applicable affiliates and other entities to help facilitate product development, marketing, customer engagement, retail space, and technology infrastructure development.

In addition, at the request of Lotus Tech, our Sponsor will transfer, directly or indirectly, to one or more shareholders of the Company up to 5% of the Class B ordinary shares held by our Sponsor as consideration to induce such shareholder(s) of the Company to waive its redemption rights in connection with the Company shareholders’ approval of the Business Combination.

On November 13, 2023, the Company entered into an Amendment to Sponsor Support Agreement (the “Amendment”). The Amendment reflects deletion of the Sponsor Shares Forfeiture Mechanism and provides that, in addition to the Sponsor Earn-Out Shares, all or a portion of (as reasonably determined by the Company in good faith) an additional 20% of the Sponsor Shares (the “Additional Sponsor Earn-Out Shares”) would become vested upon each occurrence of any vesting event within eighteen (18) months of the Closing. The vesting events for the Additional Sponsor Earn-Out Shares are (a) the commencement or official announcement of any additional Business Collaboration and (b) an approved commitment to invest in the Company or one of its subsidiaries by an investor introduced or facilitated by Sponsor or its affiliates. Any Additional Sponsor Earn-Out Shares that have not become vested by the end of such eighteen (18)-month period would be forfeited to the Company and cancelled.

Shareholder Support Agreement

Concurrently with the execution of the Merger Agreement, the Company, Lotus Tech and certain of the shareholders of Lotus Tech entered into a shareholder support agreement (the “Shareholder Support Agreement”), pursuant to which certain shareholders holding sufficient number, type and classes of the issued and outstanding shares of Lotus Tech to approve the Transactions have each agreed, among other things and subject to the terms and conditions set forth therein: (i) to vote in favor of the transaction; (ii) to appear at the shareholders’ meeting of Lotus Tech in person or by proxy for purposes of counting towards a quorum; (iii) to vote against any proposals that would or would be reasonably likely to in any material respect impede the transaction; (iv) to appoint Lotus Tech as such shareholder’s proxy and attorney-in-fact with respect to approval of the transaction; and (v) during the interim period and for a period following the closing of the Merger Agreements, not to transfer any Lotus Tech shares held by such shareholder, subject to certain exceptions.

Form of Registration Rights Agreement

The Merger Agreement contemplates that Lotus Tech, the Company, the Founder Shareholders and potentially certain shareholders of Lotus Tech will enter into a registration rights agreement, pursuant to which, among other things, Lotus Tech will agree to undertake certain resale shelf registration obligations in accordance with the Securities Act and the Founder Shareholders and potentially certain shareholders of Lotus Tech will be granted customary demand and piggyback registration rights.

Form of Assignment, Assumption and Amendment Agreement

At the closing of the Merger Agreements, the Company, Lotus Tech and Continental Stock Transfer & Trust Company (“Continental”) will enter into an assignment, assumption and amendment agreement pursuant to which the Company will assign all of its rights, interests and obligations in its existing warrant agreement with Continental (the “Warrant Agreement”) to Lotus Tech, and the Warrant Agreement will be amended to change all references to the Company to Lotus Tech and so that each warrant will represent the right to receive one whole Lotus Tech Ordinary Share.

In connection with the parties’ entry into the Amended Merger Agreement, the previously agreed form of the assignment, assumption and amendment agreement (as amended, the “Assignment, Assumption and Amendment Agreement”) was amended, such that, at the Closing, the Company, Lotus Tech, Continental Stock Transfer & Trust Company (“Continental”) and Equiniti Trust Company, LLC (“Equiniti”) will enter into the Assignment, Assumption and Amendment Agreement, pursuant to which, among other things, (i) the Company will assign to Lotus Tech all of its rights, interests, and obligations in and under its existing warrant agreement with Continental (the “Warrant Agreement”), (ii) Equiniti will be engaged to act as the warrant agent for Lotus Tech, (iii) Continental, as the warrant agent for the Company, will assign to Equiniti all of its rights, interests, and obligations in and under the Warrant Agreement, and (iv) the Warrant Agreement will be amended (a) to change all references to Warrants (as such term is defined therein) to Lotus Tech Warrants, and all references to Ordinary Shares underlying such warrants to Lotus Tech Ordinary Shares in the form of Lotus Tech ADSs and (b) to cause each outstanding Lotus Tech Warrant to represent the right to receive, from the Closing, one whole Lotus Tech Ordinary Share in the form of one Lotus Tech ADS.

Lock-Up Agreement

On May 17, 2023, in connection with the proposed business combination, the Company and Lotus Tech entered into lock-up agreements (each, a “Lock-Up Agreement”) with certain shareholders of Lotus Tech that are not parties to the Shareholder Support Agreement, pursuant to which, among other things, such shareholders have each agreed that, for a period of six months following the Closing, such shareholders would not transfer certain Lotus Tech shares that such shareholder will hold following the Closing, on the terms and subject to the conditions set forth in the Lock-Up Agreement.

Equity Capital Markets Advisor

On November 10, 2023, the Company has engaged Santander US Capital Markets LLC (“Santander”) to act as its exclusive equity capital markets advisor and financial advisor in connection with the Business Combination. Pursuant to the terms of the engagement, the Company agreed to pay Santander a fee equal to $2.0 million (“Fee”) if an only if the Business Combination is consummated. In addition to the Fee, the Company agrees to reimburse Santander for reasonable and documented expenses resulting from this engagement up to $75,000. The Company shall pay, or cause to be paid, the reimbursable expenses to Santander upon the consummation of the Business Combination or upon termination of this engagement.